PRINCIPAL ACCOUNTING POLICIES - Provision for credit losses sensitivity analysis (Details) ¥ in Thousands	12 Months Ended
Mar. 31, 2021 CNY (¥)
Credit loss of Loan recognized as a result of payment under the guarantee
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Basis Point Change, favorable (as a percent)	100.00%
Increase/(Decrease), favorable	¥ 11,842
Increase/(Decrease), adverse	(11,842)
Credit loss of lease receivable
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Increase/(Decrease), adverse	¥ (124)
Account receivable
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Basis Point Change, adverse (in months)	3 months
Increase/(Decrease), favorable	¥ 1,003
PD (lifetime) | Guarantee liabilities
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Basis Point Change, favorable (as a percent)	100.00%
Increase/(Decrease), favorable	¥ 677
Increase/(Decrease), adverse	¥ (677)
LGD | Guarantee liabilities
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Basis Point Change, favorable (as a percent)	100.00%
Increase/(Decrease), favorable	¥ 677
Increase/(Decrease), adverse	¥ (677)